Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Information Related to Asset Retirement Obligations	The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2016	$210,889
Additions to asset retirement obligations	4,003
Accretion expense	4,236
Liabilities settled	(4,039)
Balance at December 31, 2017	$215,089
Additions to asset retirement obligations	7,583
Accretion expense	4,404
Liabilities settled	(4,087)
Balance at December 31, 2018	$222,989